Income Taxes - Summary of Income Taxes Expenses Incurred During the Period (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income tax expense:
Current federal income tax
Current state income tax					26	22
Deferred federal income tax					581
Deferred state income tax					1,282
Income tax expense	$ (207)	$ 6	$ (797)	$ 1,881	$ 1,889	$ 22